Leases	12 Months Ended
Apr. 30, 2024
Leases [Abstract]
Leases
7.	Leases

The Company’s operating leases consist of offices and other facilities, and the Company’s finance lease consists of vehicles and tools and fixtures. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. When the Company determines a lease term, if a lease contract contains an option to extend its lease term and it is reasonably expected that the Company will exercise the option, the Company includes the extending period in its lease term.

Finance Leases

The Company’s finance right-of-use assets and lease liabilities are as follows:

	As of April 30,
	2023	2024
	JPY	JPY	US$
	(in thousands)
Finance lease right-of-use assets, net (1)	¥35,824	¥21,956	$139
Current portion of finance lease liabilities (2)	15,004	14,288	91
Finance lease liabilities, net of current portion (3)	24,705	10,383	65

(1)	Included in “Property and equipment, net” in the Balance Sheets.
(2)	Included in “Accrued expenses and other current liabilities” in the Balance Sheets.
(3)	Included in “Other liabilities” in the Balance Sheets.

The components of lease costs are as follows:

	Year ended April 30,
	2022	2023	2024
	JPY	JPY	JPY	US$
Finance lease cost	(in thousands)
Amortization of right-of-use assets	¥4,511	¥13,484	¥13,868	$88
Interest on lease liabilities	548	1,275	940	6
Total	¥5,059	¥14,759	¥14,808	$94

Supplemental information related to finance leases is as follows:

	Year ended April 30,
	2022	2023	2024
	JPY	JPY	JPY	US$
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities	¥4,766	¥14,315	¥15,039	$95
Finance lease right-of-use assets obtained in exchange for lease liabilities	47,147	3,996	—	—
Weighted average remaining lease term (in years)	3.7	2.7	1.8
Weighted average discount rate (IBR)	2.56%	2.59%	2.58%

Maturity analysis of future minimum lease payments under non-cancellable leases subsequent to April 30, 2024 are as follows:

	JPY	US$
	(in thousands)
Year ending April 30,
2025	¥14,869	$94
2026	10,001	63
2027	456	3
2028	114	1
Total	25,440	161
Less: Interest component	(769)	(5)
Present value of minimum lease payments	¥24,671	$156

Operating Leases

New Office Lease

On February 28, 2023, the Company signed a lease agreement for the new head office with a commencement date of June 1, 2023 and an expiration date of May 31, 2028, without an option to renew. This resulted in increases to the operating lease ROU asset of ¥485,848 thousand ($3,084 thousand) and operating lease liability of ¥485,848 thousand ($3,084 thousand) on June 1, 2023, which was measured using the Company’s incremental borrowing rate of 2.95%. The security deposit of ¥137,562 thousand ($873 thousand) was also recorded to the other assets, non-current, on the Balance Sheet as of April 30, 2024. The previous lease contract for the old office terminated on December 31, 2023, upon which the security deposit of ¥106,723 thousand, which was recorded to prepaid expense and other current assets on the Balance Sheet as of April 30, 2023, was fully refunded to the Company.

Payments under the Company’s lease arrangements are primarily fixed; however, certain lease agreements contain variable payments, which are expensed as incurred and not included in the operating lease assets and liabilities. Variable lease costs include property taxes and utilities.

The components of the operating lease expenses reflected in the Statements of Operations for the years ended April 30, 2022, 2023 and 2024 were as follows:

	Year ended April 30,
	2022	2023	2024
	JPY	JPY	JPY	US$
Fixed lease cost	¥88,273	¥86,882	¥139,742	$887
Variable lease cost	4,010	5,262	4,963	31
Short-term cost	304	96	238	2
Total	¥92,587	¥92,240	¥144,943	$920

Supplemental information related to operating leases is as follows:

	Year ended April 30,
	2022	2023	2024
	JPY	JPY	JPY	US$
Cash paid for amounts included in the measurement of lease liabilities	¥88,273	¥86,882	¥139,742	$887
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	347,445	9,573	488,916	3,103
Weighted average remaining lease term (in years)	14.2	1.0	4.0
Weighted average discount rate-operating lease (IBR)	2.24%	2.91%	2.95%

Maturity analysis of future minimum lease payments under non-cancellable leases subsequent to April 30, 2024 are as follows:

	JPY	US$
	(in thousands)
Year ending April 30,
2025	¥142,716	$906
2026	140,156	890
2027	137,359	872
2028	136,956	869
Total	557,187	3,537
Less: Interest component	(55,758)	(354)
Present value of minimum lease payments	¥501,429	$3,183